Decrease/(increase) in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Decrease/(increase) in working capital
Decrease/(increase) in inventories	R 3,397	R (829)	R (3,413)
Decrease/(increase) in trade receivables	6,431	37	(2,789)
(Decrease)/increase in trade payables	(3,990)	3,202	2,441
Decrease/(increase) in working capital	R 5,838	R 2,410	R (3,761)